TRADING AND OTHER FINANCIAL LIABILITIES AT FAIR VALUE THROUGH PROFIT OR LOSS (Details) - Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss - GBP (£)
£ in Millions
	Dec. 31, 2017	Dec. 31, 2016
Schedule of Trading and Other Financial Liabilities and Fair Value Through Profit or Loss [Abstract]
Liabilities held at fair value through profit or loss	£ 7,815	£ 9,425
Trading liabilities:
Liabilities in respect of securities sold under repurchase agreements	41,378	42,067
Other deposits	381	530
Short positions in securities	1,303	2,482
	43,062	45,079
Trading and other financial liabilities at fair value through profit or loss	£ 50,877	£ 54,504